Expense Example - ETF Class	Sep. 29, 2026 USD ($)
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,929
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,242
GMO Emerging Markets Fund | GMO Emerging Markets Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,492
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,487
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	933
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	925
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	1,018
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,068
GMO International Equity Fund | GMO International Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,094
GMO Quality Fund | GMO Quality Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	819
GMO U.S. Equity Fund | GMO U.S. Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	851
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,112
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,135
GMO High Yield Fund | GMO High Yield Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	949
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,349
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	914
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,636
Expense Example, with Redemption, 10 Years	3,457
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	138
Expense Example, with Redemption, 10 Years	$ 337